Average Annual Total Returns{- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - K PRO-08 - Fidelity Advisor® Value Strategies Fund	Fidelity Advisor Value Strategies Fund-Class K Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Class K Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Class K Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	8.41%	9.93%	9.69%	4.96%	9.73%	10.49%